Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net income (loss)		$ (114,034)	$ (125,107)	[1]	$ (97,483)	[1]
Net loss for the period of discontinued operations		(15,345)	(28,358)	[1]	(43,902)	[1]
Net (loss) income for the period of continuing operations		(98,688)	(96,749)	[1]	(53,581)	[1]
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Intercompany transactions between continuing and discontinued operations	[2]	152	203	[1]	2,517	[1]
Amortization and depreciation		18,435	14,156	[1]	7,834	[1]
Net loss (income) on disposals		1,612	2	[1]	78	[1]
Net financial loss (gain)		8,935	(6,731)	[1]	11,270	[1]
Income tax		87	0	[1]	0	[1]
Expenses related to share-based payments		6,043	11,493	[1]	10,028	[1]
Provisions		270	421	[1]	(2,366)	[1]
Other non-cash items		(460)	0	[1]	(19)	[1]
Realized foreign exchange gain (loss)		(664)	719	[1]	505	[1]
Interest (paid) / received	[3]	1,158	969	[1]	1,717	[1]
Operating cash flows before change in working capital		(63,120)	(75,518)	[1]	(22,018)	[1]
Decrease (increase) in inventories		0	215	[1]	100	[1]
Decrease (increase) in trade receivables and other current assets		(3,187)	(13,091)	[1]	(2,542)	[1]
Decrease (increase) in subsidies receivables		(5,806)	654	[1]	(685)	[1]
(Decrease) increase in trade payables and other current liabilities		3,247	177	[1]	5,688	[1]
(Decrease) increase in deferred income		23	(252)	[1]	(19,884)	[1]
Change in working capital		(5,723)	(12,297)	[1]	(17,323)	[1]
Net cash flows provided by (used in) operating activities of continuing operations		(68,843)	(87,815)	[1]	(39,341)	[1]
Net cash flows provided by (used in) operating activities of discontinued operations		(18,601)	(16,746)	[1]	(40,920)	[1]
Net cash flows provided by (used in) operating activities		(87,444)	(104,562)	[1]	(80,261)	[1]
Cash flows from investment activities
Acquisition of intangible assets		(10)	(13)	[1]	(347)	[1]
Acquisition of property, plant and equipment		(2,431)	(18,543)	[1]	(44,076)	[1]
Net change in non-current financial assets		126	(143)	[1]	(2,117)	[1]
Sale (Acquisition) of current financial assets		0	15,000	[1]	4,997	[1]
Net cash flows provided by (used in) investing activities of continuing operations		(2,315)	(3,699)	[1]	(41,544)	[1]
Net cash flows provided by (used in) investing activities of discontinued operations		(446)	10,979	[1]	(12,798)	[1]
Net cash flows provided by (used in) investment activities		(2,761)	7,279	[1]	(54,342)	[1]
Cash flows from financing activities
Proceeds from the exercise of Cellectis stock options	[4]	0	11,601	[1]	344	[1]
Increase in share capital Cellectis, net of transaction costs	[5]	(569)	44,638	[1]
Increase in borrowings		5,750	0	[1]	24,170	[1]
Decrease in borrowings		(1,343)	0	[1]	0	[1]
Interest paid on financial debt		(332)	(368)	[1]	(30)	[1]
Payments on lease debts		(11,011)	(10,641)	[1]	(4,737)	[1]
Net cash flows provided by financing activities of continuing operations		(7,505)	45,230	[1]	19,747	[1]
Net cash flows provided by (used in) financing activities of discontinued operations		8,650	2,294	[1]	7,575	[1]
Net cash flows provided by (used in) financing activities		1,145	47,525	[1]	27,321	[1]
(Decrease) increase in cash and cash equivalents		(89,060)	(49,758)	[1]	(107,281)	[1]
Cash and cash equivalents at the beginning of the year	[1]	185,636	241,148		340,522
Effect of exchange rate changes on cash		(3,360)	(5,754)	[1]	7,907	[1]
Cash from discontinued operations		3,427	13,823	[1]	17,299	[1]
Cash from continuing operations		89,789	171,813	[1]	223,849	[1]
Cash and cash equivalents at the end of the period		$ 93,216	$ 185,636	[1]	$ 241,148	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	Net cash flows used in operating activities from continuing and discontinued operations being presented separately, the effect of intercompany transactions between the two categories is presented within the cash flows of each, although these transactions are fully eliminated in the Group’s financial statements
[3]	In line with IAS 7.31, interests (paid) / received are presented separately
[4]	Proceeds from the exercise of Cellectis stock options exercised in December 2020 were collected in January 2021, generating a $6.0 million variance between the statement of consolidated cash flows and the statement of changes in consolidated shareholder’s equity
[5]	In line with IAS 32, expenses incurred in 2022 for $0.6 million which qualify for transaction costs related to the “at the market” offering and to the follow-on offering of Cellectis started respectively in January 2023 and February 2023 are deducted from equity as of December 31, 2022